Selected Income Statement Data (Schedule of selected revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Selected Income Statement Data [Line Items]
Total revenues	$ 429,234	$ 315,375	$ 320,909
Sales of products [Member]
Selected Income Statement Data [Line Items]
Total revenues	409,427	301,899	307,791
Service fees [Member]
Selected Income Statement Data [Line Items]
Total revenues	$ 19,807	$ 13,476	$ 13,118